SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Number of options
Outstanding at January 1, 2014	2,815,963
Perion acquisition	1,652,552
Granted	1,639,000
Exercised	(1,274,929)
Cancelled	(1,493,174)
Outstanding at December 31, 2014	3,339,412	2,815,963
Exercisable at December 31, 2014	1,238,000
Vested and expected to vest at December 31, 2014	2,721,725
Weighted average Exercise price
Outstanding at January 1, 2014	$ 3.29
Perion acquisition	$ 7.00
Granted	$ 10.97
Exercised	$ 1.39
Cancelled	$ 5.02
Outstanding at December 31, 2014	$ 8.85	$ 3.29
Exercisable at December 31, 2014	$ 6.89
Vested and expected to vest at December 31, 2014	$ 8.50
Weighted average Remaining contractual term
Outstanding at January 1, 2014	2 years 11 months 5 days	4 years 8 months 19 days
Outstanding at December 31, 2014	2 years 11 months 5 days	4 years 8 months 19 days
Exercisable at December 31, 2014	2 years 3 months 4 days
Vested and expected to vest at December 31, 2014	2 years 11 months 1 day
Aggregate intrinsic value
Outstanding at January 1, 2014	$ 24,772
Exercised	11,085
Outstanding at December 31, 2014	348	24,772
Exercisable at December 31, 2014	222
Vested and expected to vest at December 31, 2014	$ 338